UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Advertising and marketing revenues
Third parties	$ 310,453	$ 170,743
Total advertising and marketing revenues	387,637	226,419
Other revenues	64,937	39,756
Total revenues	452,574	266,175
Costs and Expenses
Cost of revenues	96,822	77,283
Sales and marketing	106,526	62,207
Product development	84,719	74,545
General and administrative	20,686	17,738
Total costs and expenses	308,753	231,773
Income from operations	143,821	34,402
Gain (loss) from equity method investments	210	(61)
Realized gain from investments	14	534
Investment related impairment	(1,384)	(4,842)
Interest and other income, net	4,780	3,892
Income before income tax expenses	147,441	33,925
Provision of income taxes	27,679	2,344
Net income	119,762	31,581
Less: Net loss attributable to non-controlling interests	(717)	(1,374)
Net income attributable to Weibo	120,479	32,955
Other comprehensive income (loss)
Currency translation adjustments (net of tax of nil and nil for the six months ended June 30, 2016 and 2017, respectively)	11,660	(5,337)
Available-for-Sale securities
Change in unrealized loss from available-for-sale securities (net of tax of nil and nil for the six months ended June 30, 2016 and 2017, respectively)	(901)	(1,659)
Total comprehensive income	130,521	24,585
Less: Comprehensive loss attributable to non-controlling interests	(642)	(1,502)
Comprehensive income attributable to Weibo	$ 131,163	$ 26,087
Shares used in computing net income per share attributable to Weibo:
Basic (in shares)	219,281	212,903
Diluted (in shares)	224,955	220,780
Income per share:
Basic (in dollars per share)	$ 0.55	$ 0.15
Diluted (in dollars per share)	$ 0.54	$ 0.15
Alibaba
Advertising and marketing revenues
Related party	$ 20,987	$ 23,969
SINA and other related parties
Advertising and marketing revenues
Related party	$ 56,197	$ 31,707